Supplement dated December 1, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Value Quantitative Fund	12/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Value Fund. Accordingly, effective on such date, all references in the prospectus and summary prospectus to Columbia Large Value Quantitative Fund are deleted and replaced with Columbia Disciplined Value Fund.
Shareholders should retain this Supplement for future reference.
SUP179_07_003_(12/15)

Supplement dated December 1, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Core Quantitative Fund	12/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Core Fund. Accordingly, effective on such date, all references in the prospectus and summary prospectus to Columbia Large Core Quantitative Fund are deleted and replaced with Columbia Disciplined Core Fund.
Shareholders should retain this Supplement for future reference.
SUP177_07_003_(12/15)

Supplement dated December 1, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Growth Quantitative Fund	12/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Growth Fund. Accordingly, effective on such date, all references in the prospectus and summary prospectus to Columbia Large Growth Quantitative Fund are deleted and replaced with Columbia Disciplined Growth Fund.
Shareholders should retain this Supplement for future reference.
SUP178_07_003_(12/15)